Discontinued operations - Summary of Amortized Cost and Fair Value of Debt Securities, Money Market Investments and Other (Detail) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Detailed Information About Financial Instruments Relating to Discontinued Operations [Line Items]
Unrealized losses	€ (7,896)	€ (576)
Total fair value	4,567	8,481
Debt securities and money market instruments[member]
Disclosure Of Detailed Information About Financial Instruments Relating to Discontinued Operations [Line Items]
Amortized cost	66,455	87,431
Unrealized gains	888	12,679
Unrealized losses	(7,896)	(576)
Total fair value	59,447	99,533
Fair value of instruments with unrealized gains	14,305	82,635
Fair value of instruments with unrealized losses	45,143	16,898
Debt securities and money market instruments[member] | Asset backed securities [member]
Disclosure Of Detailed Information About Financial Instruments Relating to Discontinued Operations [Line Items]
Amortized cost	3,269	4,088
Unrealized gains	12	118
Unrealized losses	(376)	(16)
Total fair value	2,905	4,189
Fair value of instruments with unrealized gains	183	2,334
Fair value of instruments with unrealized losses	2,722	1,855
Debt securities and money market instruments[member] | Corporate [member]
Disclosure Of Detailed Information About Financial Instruments Relating to Discontinued Operations [Line Items]
Amortized cost	42,507	50,953
Unrealized gains	449	5,738
Unrealized losses	(5,419)	(343)
Total fair value	37,538	56,348
Fair value of instruments with unrealized gains	7,428	45,363
Fair value of instruments with unrealized losses	30,110	10,985
Debt securities and money market instruments[member] | Other [member]
Disclosure Of Detailed Information About Financial Instruments Relating to Discontinued Operations [Line Items]
Amortized cost	863	876
Unrealized gains	105	34
Unrealized losses	(128)	(66)
Total fair value	840	844
Fair value of instruments with unrealized gains	600	519
Fair value of instruments with unrealized losses	241	325
Debt securities and money market instruments[member] | Dutch Government [member]
Disclosure Of Detailed Information About Financial Instruments Relating to Discontinued Operations [Line Items]
Amortized cost		3,456
Unrealized gains		1,238
Unrealized losses		0
Total fair value		4,694
Fair value of instruments with unrealized gains		4,688
Fair value of instruments with unrealized losses		6
Debt securities and money market instruments[member] | Other Government [member]
Disclosure Of Detailed Information About Financial Instruments Relating to Discontinued Operations [Line Items]
Amortized cost	1,700	9,060
Unrealized gains	23	2,794
Unrealized losses	(239)	(84)
Total fair value	1,484	11,769
Fair value of instruments with unrealized gains	266	10,414
Fair value of instruments with unrealized losses	1,218	€ 1,356
Discontinued operations [member]
Disclosure Of Detailed Information About Financial Instruments Relating to Discontinued Operations [Line Items]
Unrealized losses	(1,092)
Discontinued operations [member] | Debt securities and money market instruments[member]
Disclosure Of Detailed Information About Financial Instruments Relating to Discontinued Operations [Line Items]
Amortized cost	15,023
Unrealized gains	191
Unrealized losses	(1,092)
Total fair value	14,122
Fair value of instruments with unrealized gains	2,234
Fair value of instruments with unrealized losses	11,888
Discontinued operations [member] | Debt securities and money market instruments[member] | Mortgage-backed securities [member]
Disclosure Of Detailed Information About Financial Instruments Relating to Discontinued Operations [Line Items]
Amortized cost	69
Unrealized losses	(2)
Total fair value	68
Fair value of instruments with unrealized gains	9
Fair value of instruments with unrealized losses	59
Discontinued operations [member] | Debt securities and money market instruments[member] | Asset backed securities [member]
Disclosure Of Detailed Information About Financial Instruments Relating to Discontinued Operations [Line Items]
Amortized cost	2,816
Unrealized gains	1
Unrealized losses	(102)
Total fair value	2,714
Fair value of instruments with unrealized gains	5
Fair value of instruments with unrealized losses	2,710
Discontinued operations [member] | Debt securities and money market instruments[member] | Corporate [member]
Disclosure Of Detailed Information About Financial Instruments Relating to Discontinued Operations [Line Items]
Amortized cost	4,100
Unrealized gains	3
Unrealized losses	(673)
Total fair value	3,430
Fair value of instruments with unrealized gains	60
Fair value of instruments with unrealized losses	3,370
Discontinued operations [member] | Debt securities and money market instruments[member] | Other [member]
Disclosure Of Detailed Information About Financial Instruments Relating to Discontinued Operations [Line Items]
Amortized cost	13
Total fair value	13
Fair value of instruments with unrealized gains	13
Discontinued operations [member] | Debt securities and money market instruments[member] | Dutch Government [member]
Disclosure Of Detailed Information About Financial Instruments Relating to Discontinued Operations [Line Items]
Amortized cost	2,728
Unrealized gains	15
Unrealized losses	(72)
Total fair value	2,671
Fair value of instruments with unrealized gains	281
Fair value of instruments with unrealized losses	2,390
Discontinued operations [member] | Debt securities and money market instruments[member] | Other Government [member]
Disclosure Of Detailed Information About Financial Instruments Relating to Discontinued Operations [Line Items]
Amortized cost	5,297
Unrealized gains	172
Unrealized losses	(244)
Total fair value	5,226
Fair value of instruments with unrealized gains	1,867
Fair value of instruments with unrealized losses	€ 3,359